UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2012

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 149.7%
Alaska — 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	$2,000,000	$2,389,980
Arizona — 2.0%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	3,199,113
California — 21.3%
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,739,550
Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,455,450
California State, GO	5.000%	2/1/26	5,000,000	5,813,900
California State, GO, Unrefunded Balance	5.125%	6/1/24	35,000	35,070
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,574,040
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	2,500,000	2,758,150
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,045,760
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,314,564
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,806,910
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,723,325
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	2,500,000	2,577,325
University of California Revenues, AMBAC	5.000%	5/15/36	2,620,000	2,684,085
Total California				34,528,129
Colorado — 8.8%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	3,018,577
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	4,071,340
Colorado State Health Facilities Authority Revenue, Covenant Retirement Communities	5.000%	12/1/33	1,500,000	1,554,645	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	425,000	475,537
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,070,720
Total Colorado				14,190,819
Florida — 3.4%
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,744,826
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,270,900
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	521,415	(b)
Total Florida				5,537,141
Illinois — 16.3%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	2,000,000	2,004,520
NATL	5.625%	1/1/29	3,750,000	3,755,063	(c)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,418,900
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,190,270
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	1,070,000	1,085,397
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	980,000	1,030,715

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — continued
Refunding, SSM Health Care, NATL	6.550%	6/1/13	$1,850,000	$1,933,102	(d)
South Suburban Hospital Project	7.000%	2/15/18	440,000	519,653	(d)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,579,065
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,725,165
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Place, AGM	5.000%	6/15/50	3,000,000	3,231,840	(e)
Total Illinois				26,473,690
Indiana — 2.1%
Indiana Finance Authority Midwestern Disaster Relife Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,053,510
Indianapolis, IN, Local Public Improvement Bond Bank	5.000%	6/1/27	2,000,000	2,290,420
Total Indiana				3,343,930
Maryland — 2.4%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,083,540
Maryland State Health & Higher EFA Revenue, Suburban Hospital	5.500%	7/1/16	2,500,000	2,718,925
Total Maryland				3,802,465
Massachusetts — 0.9%
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,033
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,127,460
Total Massachusetts				1,483,493
Michigan — 6.6%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	4,041,030
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,252,260
Trinity Health Corp.	5.375%	12/1/30	3,000,000	3,036,840	(f)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,331,366	(c)
Total Michigan				10,661,496
Missouri — 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,171,700
Nevada — 1.4%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,273,840
New Jersey — 1.6%
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	551,155
New Jersey State EDA Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,032,100	(c)
Total New Jersey				2,583,255
New York — 28.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,140,090
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	2,500,000	2,898,100
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	1,500,000	1,740,960

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
MTA, NY, Revenue	5.000%	11/15/25	$1,000,000	$1,173,620
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,128,970
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	500,000	341,830
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,638,465
New York City, NY, TFA Revenue:
Future Tax Secured	5.500%	11/15/17	4,100,000	4,141,861	(f)
Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	15,000	15,151
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,368,240
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,758,025
New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,425,715
New York State Dormitory Authority Revenue, Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,285,460
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,212,911
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,784,150
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	5,659,200
Total New York				46,712,748
North Carolina — 4.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,748,850
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,256,664
Total North Carolina				7,005,514
Ohio — 0.7%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,161,190
Oklahoma — 1.4%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,301,080
Oregon — 0.8%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,368,538
Pennsylvania — 5.9%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,938,642
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	570,060
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	3,098,060
Total Pennsylvania				9,606,762
Puerto Rico — 4.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	2,000,000	2,015,120

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico — continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	$500,000	$504,635
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	2,000,000	2,151,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	2,000,000	2,157,280
Total Puerto Rico				6,828,635
Rhode Island — 1.0%
Rhode Island State Clean Water Finance Agency Water PCR, Revolving Fund Pooled Loan	5.000%	10/1/24	1,265,000	1,552,547
Tennessee — 3.7%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,870,968
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,187,740
Total Tennessee				6,058,708
Texas — 19.6%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,955,875
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,610,342
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,235,586
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/38	2,000,000	2,150,340	(c)
Joint Improvement	5.000%	11/1/42	1,000,000	1,072,790	(c)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,234,007
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax	5.000%	11/1/36	2,500,000	2,865,175
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	3,450,000	3,941,590
Mesquite, TX, ISD, GO:
PSFG	0.000%	8/15/27	505,000	268,847	(f)
PSFG	0.000%	8/15/27	495,000	257,722
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,827,700
Texas State Turnpike Authority Revenue, First Tier, AMBAC	5.500%	8/15/39	5,000,000	5,015,850
Texas State, GO, Water Financial Assistance	5.000%	8/1/27	2,755,000	3,323,604
Total Texas				31,759,428
Washington — 5.1%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,896,274
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,151,880
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,256,740
Total Washington				8,304,894
Wisconsin — 4.6%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	4,005,880	(a)(c)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,502,140
Total Wisconsin				7,508,020

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $221,496,923)				$242,807,115
SHORT-TERM INVESTMENTS — 4.5%
Illinois — 0.3%
Illinois Finance Authority Revenue, Provena Health, LOC-JPMorgan Chase	0.180%	8/15/44	$400,000	400,000	(g)(h)
Missouri — 0.2%
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.160%	5/15/38	300,000	300,000	(g)(h)
New York — 3.1%
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/29	600,000	600,000	(g)(h)
New York State Dormitory Authority Revenue, State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.160%	7/1/31	4,500,000	4,500,000	(g)(h)
Total New York				5,100,000
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.220%	1/15/44	1,190,000	1,190,000	(g)(h)
Wisconsin — 0.2%
Wisconsin State HEFA Revenue, Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.180%	8/15/36	400,000	400,000	(g)(h)
TOTAL SHORT-TERM INVESTMENTS (Cost — $7,390,000)				7,390,000
TOTAL INVESTMENTS — 154.2% (Cost — $228,886,923#)				250,197,115
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (52.4)%				(85,000,000)
Liabilities in Excess of Other Assets — (1.8)%				(2,984,790)
TOTAL NET ASSETS — 100.0%				$162,212,325

(a)	Security is purchased on a when-issued basis.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	EDA	- Economic Development Authority
	EDC	- Economic Development Corporation
	EDR	- Economic Development Revenue
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	ISD	- Independent School District

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

LOC	- Letter of Credit
MTA	- Metropolitan Transportation Authority
MWRA	- Massachusetts Water Resources Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PSF	- Permanent School Fund
PSFG	- Permanent School Fund Guaranty
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2012

Summary of Investments by Industry †

Health Care	15.2%
Transportation	15.0
Special Tax Obligation	11.3
Local General Obligation	10.3
Industrial Revenue	9.3
Power	7.9
Water & Sewer	7.6
Leasing	5.0
State General Obligation	4.3
Other	4.3
Pre-Refunded/Escrowed to Maturity	4.0
Education	2.6
Solid Waste/Resource Recovery	0.2
Short-term Investments	3.0
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August, 31, 2012 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	12.9%
AA/Aa	39.4
A	34.4
BBB/Baa	8.9
B	0.8
A-1/VMIG 1	3.0
NR	0.6
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations.  The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$242,807,115	—	$242,807,115
Short-term investments†	—	7,390,000	—	7,390,000
Total investments	—	$250,197,115	—	$250,197,115

LIABILITIES

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$18,692	—	—	$18,692

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions.  Security transactions are accounted for on a trade date basis.

Notes to schedule of investments (unaudited) (continued)

2.  Investments

At August 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,541,426
Gross unrealized depreciation	(231,234)
Net unrealized appreciation	$21,310,192

At August 31, 2012, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 30-Year Bonds	71	9/12	$10,666,808	$10,685,500	$(18,692)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2012.

Primary Underlying Risk Disclosure	Futures Contracts Unrealized Depreciation
Interest Rate Risk	$(18,692)

During the period ended August 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$7,167,997

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 26, 2012

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 26, 2012